Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total Investments [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 202	$ 0
Securities Loaned, Asset	798	766
Restricted Investments	778	794
Current	2,595.2	2,063.8
Long-term investments	22,193.9	20,935.0
Total investments	24,789.1	22,998.8
Debt And Equity Securities Available For Sale [Member]
Total Investments [Line Items]
Current	2,463.8	1,977.4
Long-term investments	18,977.9	17,753.0
Total investments	21,441.7	19,730.4
Mortgage Loans [Member]
Total Investments [Line Items]
Current	124.2	84.9
Long-term investments	1,438.0	1,464.7
Total investments	1,562.2	1,549.6
Other Investments [Member]
Total Investments [Line Items]
Current	7.2	1.5
Long-term investments	1,778.0	1,717.3
Total investments	$ 1,785.2	$ 1,718.8